SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Outstanding
Number of options	7,073,511
Exercisable
Number of options	3,573,344
$3.08-4.50 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 3.080
Ranges of exercise price, Upper limit	$ 4.500
Number of options	1,160,142
Weighted average remaining contractual life (years)	8 months 12 days
Weighted average exercise price	$ 4.30
Exercisable
Number of options	1,160,142
Weighted average exercise price	$ 4.30
$5.79-7.81 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 5.790
Ranges of exercise price, Upper limit	$ 7.810
Number of options	1,460,550
Weighted average remaining contractual life (years)	1 year 11 days
Weighted average exercise price	$ 7.56
Exercisable
Number of options	1,342,650
Weighted average exercise price	$ 7.56
$11.94-14.47 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 11.94
Ranges of exercise price, Upper limit	$ 14.470
Number of options	2,382,507
Weighted average remaining contractual life (years)	4 years 7 days
Weighted average exercise price	$ 13.36
Exercisable
Number of options	429,152
Weighted average exercise price	$ 12.08
$15.09-19.30 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 15.09
Ranges of exercise price, Upper limit	$ 19.300
Number of options	2,070,312
Weighted average remaining contractual life (years)	3 years 2 months 16 days
Weighted average exercise price	$ 16.98
Exercisable
Number of options	641,400
Weighted average exercise price	$ 17.38